Securities Act Registration No. 333-168095

Investment Company Act Registration No. 811-22439

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

Post-Effective Amendment No.  2

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                   ☐

ACT OF 1940

Amendment No.  3

☒

 (Check appropriate box or boxes.)

Grand Prix Investors Trust

Exact Name of Registrant as Specified in Charter)

304 Via Pato

San Clemente, CA  92672

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  949-481-2352

Mr. John Foti

304 Via Pato

San Clemente, CA  92672

(Name and Address of Agent for Service)

With copy to:

Donald M. Mendelsohn

Thompson Hine LLP

312 Walnut Street

Cincinnati, Ohio  45202

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On [date]  pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the  3rd day of January, 2012.

Grand Prix Investors Trust

By: /s/ Richard S. Heller

 Richard S. Heller, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following person in the capacities on the 3rd day of January 2012 .

Signature

Title

Date

John C. Foti*

Trustee, President (Principal Executive Officer),

and Treasurer (Principal Financial Officer)

Laura A. Bradford*

Trustee

Mark Prochowski*

Trustee

*By:

 /s/ Richard S. Heller

Richard S. Heller

Attorney-in-Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase